iShares®

iShares Trust

Supplement dated November 19, 2025

to the currently effective Summary Prospectus, Prospectus, and

Statement of Additional Information (“SAI”)

for the Funds listed below (each, a “Fund” and collectively, the “Funds”)

iShares Large Cap 10% Target Buffer Dec ETF

iShares Large Cap 10% Target Buffer Jun ETF

iShares Large Cap 10% Target Buffer Mar ETF

iShares Large Cap 10% Target Buffer Sep ETF

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF

iShares Large Cap Accelerated Outcome ETF

iShares Large Cap Max Buffer Dec ETF

iShares Large Cap Max Buffer Jun ETF

iShares Large Cap Max Buffer Mar ETF

iShares Large Cap Max Buffer Sep ETF

iShares Russell 2000 BuyWrite ETF

iShares S&P 500 BuyWrite ETF

Effective November 19, 2025, Kyle McClements, CFA, is added as a Portfolio Manager for each Fund. Accordingly, effective immediately, the following changes are made:

1.	Kyle McClements is added as a Portfolio Manager of each Fund to the applicable sections of each Fund’s Summary Prospectus, Prospectus and SAI.

2.	The following is added under the section of each Fund’s Prospectus entitled “Management of the Funds – Portfolio Managers”:

Kyle McClements, CFA, has been employed by BFA or its affiliates since 2004. He is a Managing Director of BlackRock, Inc.

3.	The following table is added under the section entitled “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of each Fund’s SAI:

Kyle McClements (as of October 31, 2025)

	Other Accounts		Other Accounts with Performance Fees
	Number	Total Assets	Number	Total Assets

Registered Investment Companies	16	$14,954,700,000	0	N/A

Other Pooled Investment Vehicles	16	$2,351,400,000	0	N/A

Other Accounts	0	N/A	0	N/A

4.	As of October 31, 2025, Kyle McClements did not beneficially own shares of the Funds.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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